LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Liabilities In Respect Of Government Grants [Abstract]
Disclosure Of Detailed Information About Liabilities In Respect Of Government Grants Explanatory
	June 30, 2021	December 31, 2020
	Unaudited	Audited

Balance at January 1,	$3,766	$3,362
Grants received	380	320
Royalties paid	(20)	(22)
Amounts recorded in profit or loss	(16)	106
	$4,110	$3,766